Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
ASSETS
Cash	$ 8.8	$ 56.9
Accounts receivable	200.5	295.9
Prepaids and deposits	22.7	6.9
Derivative asset	46.7	76.8
Assets held for sale	0.0	195.0
Total current assets	278.7	631.5
Derivative asset	195.7	251.1
Other long-term assets	18.2	22.4
Exploration and evaluation	86.4	245.5
Property, plant and equipment	4,372.0	7,841.6
Right-of-use asset	103.7	123.5
Goodwill	223.3	230.9
Deferred income tax	1,367.9	745.3
Total assets	6,645.9	10,091.8
LIABILITIES
Accounts payable and accrued liabilities	311.6	479.4
Current portion of long-term debt	221.6	201.0
Derivative liability	42.2	18.4
Other current liabilities	93.8	68.6
Liabilities associated with assets held for sale	0.0	7.9
Total current liabilities	669.2	775.3
Long-term debt	2,038.0	2,704.1
Derivative liability	3.2	0.0
Other long-term liabilities	17.3	10.8
Lease liability	130.1	149.9
Expected to be incurred beyond one year		1,109.0
Total liabilities	3,823.1	4,749.1
SHAREHOLDERS’ EQUITY
Shareholders’ capital	16,451.5	16,449.0
Contributed surplus	19.7	35.1
Deficit	(14,166.1)	(11,636.9)
Accumulated other comprehensive income	517.7	495.5
Total shareholders' equity	2,822.8	5,342.7
Total liabilities and shareholders' equity	$ 6,645.9	$ 10,091.8